Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of stock option activity
Stock Options, Beginning balance	2,099,300	2,039,338	2,080,666	1,965,866
Weighted-Average Exercise Price, Beginning balance	$ 6.18	$ 5.25	$ 1.83	$ 1.50
Stock Options, Granted	239,800	224,000	658,000	231,000
Weighted-Average Exercise Price, Granted	$ 28.03	$ 20.07	$ 7.86	$ 5.56
Stock Options, Exercised	(336,459)	(164,038)	(615,328)	(70,000)
Weighted-Average Exercise Price, Exercised	$ 1.60	$ 0.29	$ 0.09	$ 0.50
Stock Options, Cancelled	(500)		(84,000)	(46,200)
Weighted-Average Exercise Price, Cancelled	$ 30.58		$ 4.02	$ 7.43
Stock Options, Ending balance	2,002,141	2,099,300	2,039,338	2,080,666
Weighted-Average Exercise Price, Ending balance	$ 9.56	$ 6.18	$ 5.25	$ 1.83
Stock Options, Exercisable	1,014,774
Weighted-Average Exercise Price, Exercisable	$ 4.81